Leases liabilities	12 Months Ended
Nov. 30, 2022
Lease liabilities [abstract]
Leases liabilities
20.	Leases liabilities

Carrying value

Balance as at December 1, 2020	$2,980

Accretion expense	200
Lease payments	(635)
Effect of change in exchange rates	(27)

Balance as at November 30, 2021	$2,518

Accretion expense	157
Lease payments	(605)
Effect of change in exchange rates	(148)

Balance as at November 30, 2022	$1,922
Current portion	(476)

Non-current portion	$1,446